2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Spectrum Fund
Long Positions
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — 87 .6%
Communication Services — 8.7%
Alphabet Inc - Class C ................. 33,664 9,656,855
AMC Networks Inc
(1)
.................. 18,534 125,846
Angi Inc
(1)
......................... 1,041 7,131
AT&T Inc .......................... 3,691 107,002
ATN International Inc .................. 8,206 223,367
Bandwidth Inc
(1)
..................... 15,515 276,477
Bumble Inc
(1)
....................... 2,949 9,614
Cable One Inc ...................... 256 23,350
Cargurus Inc
(1)
...................... 12,792 435,568
Charter Communications Inc
(1)
........... 3,372 727,947
Cinemark Holdings Inc ................ 8,388 239,226
Comcast Corp ...................... 8,954 257,069
EverQuote Inc
(1)
..................... 15,460 238,393
Globalstar Inc
(1)
..................... 1,197 79,505
Ibotta Inc
(1)
........................ 1,289 38,631
IDT Corp .......................... 922 45,270
John Wiley & Sons Inc ................. 10,221 389,420
Marcus Corp/The .................... 7,566 129,908
Meta Platforms Inc ................... 7,601 4,348,760
Millicom International Cellular SA ......... 141 10,567
Netflix Inc
(1)
........................ 5,782 555,939
New York Times Co/The ................ 3,539 296,320
Omnicom Group Inc .................. 6,893 519,112
Pubmatic, Inc
(1)
..................... 19,822 162,144
QuinStreet Inc
(1)
..................... 26,306 315,935
Reddit Inc
(1)
........................ 40 5,386
Sirius XM Holdings I .................. 2,216 51,145
Sphere Entertainment
(1)
................ 149 17,493
Thryv Holdings Inc
(1)
.................. 15,008 41,122
Verizon Communications Inc ............ 9,659 484,882
Walt Disney Co/The .................. 7,598 732,295
Yelp Inc
(1)
......................... 16,974 419,937
20,971,616
Consumer Discretionary — 8.7%
Abercrombie & Fitch Co
(1)
............... 745 68,071
Adient PLC
(1)
....................... 5,772 116,652
Amazon.com Inc
(1)
................... 18,115 3,772,811
American Eagle Outfitters Inc ............ 6,318 105,511
American Public Education Inc
(1)
.......... 3,872 220,239
Bath & Body Works Inc ................ 2,874 53,658
Best Buy Co Inc ..................... 3,754 241,007
BorgWarner Inc ..................... 194 10,526
Boyd Gaming Corp ................... 4,282 351,895
Brinker International Inc
(1)
.............. 1,994 284,683
Brunswick Corp/DE .................. 3,153 229,412
Cavco Industries Inc
(1)
................. 291 140,928
Century Communities Inc ............... 1,412 81,021
Champion Homes Inc
(1)
................ 2,914 216,714
Citi Trends Inc
(1)
..................... 2,315 100,286
Deckers Outdoor Corp
(1)
................ 1,982 198,378
eBay Inc .......................... 1,447 131,706
Expedia Group Inc ................... 1,552 358,341
Flexsteel Industries Inc ................ 3,818 171,581
Frontdoor Inc
(1)
...................... 933 49,318
Genesco Inc
(1)
...................... 1,123 32,556
Gentherm Inc
(1)
..................... 865 24,030
GigaCloud Technology Inc
(1)
............. 1,330 60,355
Installed Building Products Inc ........... 112 29,697
J Jill Inc .......................... 5,948 68,164
La-Z-Boy Inc ....................... 14,160 455,102
LCI Industries ...................... 2,107 259,119
Lear Corp ......................... 6,802 823,586
Leggett & Platt Inc ................... 7,113 70,276
Lululemon Athletica Inc
(1)
............... 362 55,422
MasterCraft Boat Holdings Inc
(1)
.......... 10,713 219,724
Mohawk Industries Inc
(1)
............... 9,073 893,328
Monarch Casino & Resort Inc ............ 882 84,319
Murphy USA Inc ..................... 21 10,373
NVR Inc
(1)
......................... 186 1,225,708
O'Reilly Automotive Inc
(1)
............... 23,614 2,179,808
Oxford Industries Inc .................. 8,941 344,318
Phinia Inc ......................... 930 63,649
PulteGroup Inc ...................... 1,913 224,988
PVH Corp ......................... 709 49,460
Ralph Lauren Corp .................... 1,531 526,649
Rent the Runway Inc .................. 1,893 9,049
Ross Stores Inc ..................... 4,047 876,702
Sonos Inc
(1)
........................ 4,382 58,719
Strategic Education Inc ................ 944 78,314
Strattec Security Corp
(1)
................ 440 34,470
Sturm Ruger & Co Inc ................. 5,956 238,776
Tapestry Inc ....................... 3,404 480,338
Tesla Inc
(1)
......................... 4,750 1,765,813
Texas Roadhouse Inc ................. 6,149 1,015,446
ThredUp Inc
(1)
...................... 6,405 21,008
TJX Cos Inc/The ..................... 8,193 1,308,422
Toll Brothers Inc ..................... 1,722 235,001
Ulta Beauty Inc
(1)
.................... 852 445,349
Visteon Corp ....................... 2,943 268,137
YETI Holdings Inc
(1)
................... 1,004 36,736
Zumiez Inc
(1)
....................... 412 9,130
21,484,779
Consumer Staples — 2.2%
Archer-Daniels-Midland Co ............. 228 16,573
BOSTON BEER COMPANY
(1)
............. 905 208,512
Cal-Maine Foods Inc .................. 5,751 455,192
Costco Wholesale Corp ................ 2,138 2,130,367

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Dollar General Corp .................. 1,501 178,214
Estee Lauder Cos Inc/The .............. 543 38,971
Fresh Del Monte Produce Inc ............ 2,195 88,371
J & J Snack Foods Corp ............... 155 12,287
Kroger Co/The ...................... 11,788 852,980
Nu Skin Enterprises Inc ................ 13,821 100,617
PepsiCo Inc ........................ 3,448 535,440
Post Holdings Inc
(1)
................... 696 68,807
Simply Good Foods Co/The
(1)
............ 7,100 101,885
Walmart Inc ....................... 5,827 724,180
5,512,396
Energy — 3.7%
Antero Resources Corp
(1)
............... 6,967 295,679
Archrock Inc ....................... 375 13,050
Chevron Corp ...................... 6,885 1,424,507
ConocoPhillips ...................... 4,387 579,084
Crescent Energy Co .................. 12,875 173,813
Diamondback Energy Inc ............... 6,342 1,254,384
EOG Resources Inc ................... 7,460 1,078,492
Exxon Mobil Corp .................... 11,518 1,954,144
Forum Energy Technologies Inc
(1)
......... 934 54,788
Kodiak Gas Services Inc ............... 5,793 337,848
Liberty Energy Inc ................... 6,429 185,155
Lightbridge Corp
(1)
................... 5,167 55,080
Matador Resources Co ................ 4,646 293,534
Peabody Energy Corp ................. 1,073 35,355
PrimeEnergy Resources Corp
(1)
........... 269 62,637
Ranger Energy Services Inc ............. 1,702 29,172
Riley Exploration Permian Inc ............ 650 23,693
SLB Ltd .......................... 5,458 280,487
SM Energy Co ...................... 12,774 398,293
Teekay Corp Ltd ..................... 1,555 18,987
Teekay Tankers Ltd ................... 1,925 141,141
Valero Energy Corp ................... 660 163,073
Weatherford International PLC ........... 518 48,992
Williams Cos Inc/The ................. 1,884 137,118
9,038,506
Financials — 14.5%
Alerus Financial Cor .................. 3,795 89,979
Allstate Corp/The .................... 962 199,461
Ally Financial Inc .................... 23,686 929,202
American International Group Inc ......... 3,126 235,232
Ameriprise Financial Inc ............... 509 226,200
Arch Capital Group Ltd
(1)
............... 91 8,735
Axis Capital Holdings Ltd ............... 3,307 335,363
Banc of California Inc ................. 7,023 123,464
Bank of New York Mellon Corp/The ........ 10,802 1,281,441
Bank of NT Butterfield & Son Ltd/The ....... 1,607 84,335
BankUnited Inc ..................... 5,663 255,741
Berkshire Hathaway Inc
(1)
.............. 11,367 5,447,066
Block Inc
(1)
........................ 1,508 90,751
Bread Financial Holdings Inc ............ 7,226 541,155
Capital One Financial Corp .............. 6,264 1,142,742
Chubb Ltd ......................... 37 12,059
Citizens Financial Group Inc ............. 10,431 625,547
Customers Bancorp Inc
(1)
............... 19,227 1,334,546
Dave Inc
(1)
......................... 631 109,851
Essent Group Ltd .................... 3,534 206,527
Euronet Worldwide Inc
(1)
............... 2,251 149,399
Fidelity D&D Bancorp Inc ............... 2,024 87,599
First American Financial Corp ............ 17,356 1,046,393
First Hawaiian Inc .................... 321 7,909
FirstCash Holdings Inc ................. 1,010 189,880
Global Payments Inc .................. 11,599 780,613
HCI Group Inc ...................... 410 63,390
Heritage Insurance Holdings Inc
(1)
......... 3,522 92,452
Intercontinental Exchange Inc ............ 4,813 756,989
Investors Title Co .................... 1,068 232,119
Jack Henry & Associates Inc ............ 5,721 904,147
Jackson Financial Inc ................. 4,913 519,402
LendingTree Inc
(1)
.................... 5,208 223,319
MarketWise Inc ..................... 502 9,397
Mastercard Inc ..................... 11,631 5,811,545
Mercury General Corp ................. 470 41,430
MFA Financial Inc .................... 1,564 14,983
Moelis ........................... 5,547 316,179
Morningstar Inc ..................... 6,353 1,073,975
National Bank Holdings Corp ............ 1,251 48,989
OppFi Inc ......................... 2,295 17,694
Pagseguro Digital Ltd ................. 10,308 103,286
Pathward Financial Inc ................ 9,543 851,522
Popular Inc ........................ 9,220 1,237,047
PROG Holdings Inc ................... 6,285 180,317
QCR Holdings Inc .................... 1,995 170,473
Selectquote Inc
(1)
.................... 10,853 6,832
Silvercrest Asset Management Group Inc .... 1,396 18,762
State Street Corp .................... 17,025 2,154,684
Stewart Information Services Corp ........ 8,483 522,383
Synchrony Financial .................. 15,303 1,040,910
Toast Inc
(1)
........................ 19,101 506,368
TrustCo Bank Corp NY ................. 255 11,164
United Bankshares Inc/WV .............. 10,424 431,762
United Fire Group Inc ................. 1,471 54,515
Westamerica BanCorp ................. 5,218 272,119
Wintrust Financial Corp ................ 12,716 1,766,761
34,996,105
Health Care — 9.9%
AbbVie Inc ........................ 10,411 2,264,288
ACADIA Pharmaceuticals Inc
(1)
........... 984 21,904
ADMA Biologics Inc
(1)
................. 9,759 87,929
Amgen Inc ........................ 6,477 2,278,932
Amylyx Pharmaceuticals Inc
(1)
............ 661 9,188
AnaptysBio Inc
(1)
..................... 240 13,310
Bioage Labs, Inc
(1)
................... 631 11,036
Biogen Inc
(1)
....................... 980 179,663

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
BioMarin Pharmaceutical Inc
(1)
........... 1,668 94,225
Bristol-Myers Squibb Co ............... 1,678 101,771
Cardinal Health Inc ................... 2,499 528,064
CareDx Inc
(1)
....................... 4,891 84,908
Castle Biosciences I
(1)
................. 387 9,501
Catalyst Pharmaceuticals Inc
(1)
........... 10,392 257,306
Cencora Inc ........................ 35 10,995
Centene Corp
(1)
..................... 1,872 61,289
Charles River Laboratories International Inc
(1)
. 1,859 320,677
Cigna Group/The .................... 2,529 674,611
Corvus Pharmaceutica
(1)
............... 754 11,031
CVS Health Corp .................... 5,202 373,608
Definitive Healthcare Corp
(1)
............. 7,001 8,611
Elevance Health Inc .................. 2,416 707,284
Eli Lilly & Co ....................... 3,078 2,831,052
Emergent BioSolutions Inc
(1)
............. 2,057 17,073
Enanta Pharmaceuticals Inc
(1)
............ 2,025 25,576
Encompass Health Corp ............... 4,626 447,473
Envista Holdings Corp
(1)
................ 440 11,163
Gilead Sciences Inc .................. 15,062 2,099,191
HCA Healthcare Inc ................... 1,971 932,756
HealthStream Inc .................... 3,925 81,287
Humana Inc ....................... 1,408 244,133
IDEXX Laboratories Inc
(1)
............... 107 60,122
Insulet Corp
(1)
...................... 253 53,090
Johnson & Johnson .................. 13,613 3,327,562
Kodiak Sciences Inc
(1)
................. 481 18,336
Lifecore Biomedical
(1)
................. 2,873 10,688
McKesson Corp ..................... 437 378,162
Merck & Co Inc ..................... 7,447 895,800
Metagenomi Therapeutics Inc
(1)
.......... 5,496 7,365
Monopar Therapeutics Inc
(1)
............. 637 34,901
Natera Inc
(1)
........................ 2,803 560,572
National Research Corp ................ 2,884 48,970
Omnicell Inc
(1)
...................... 5,632 187,996
Pacira BioSciences Inc
(1)
............... 2,036 46,014
Perrigo Co PLC ..................... 1,976 21,222
Phibro Animal Health Corp .............. 1,969 108,905
Quest Diagnostics Inc ................. 108 21,166
Regeneron Pharmaceuticals Inc .......... 883 682,241
STERIS PLC ........................ 2,445 540,663
TACTILE SYS TECHNOLO
(1)
.............. 323 8,440
Tenet Healthcare Corp
(1)
................ 51 9,624
Third Harmonic Bio Inc
(1) (2)
.............. 2,083 0
United Therapeutics Corp
(1)
............. 250 148,245
UnitedHealth Group Inc ................ 3,176 859,394
Universal Health Services Inc ............ 2,096 375,121
Veracyte Inc
(1)
...................... 1,925 62,004
Vericel Corp
(1)
...................... 1,900 61,123
Vertex Pharmaceuticals Inc
(1)
............ 865 386,257
Viatris Inc ......................... 664 8,971
West Pharmaceutical Services Inc ......... 338 84,716
Zoetis Inc ......................... 2,576 304,509
24,112,014
Industrials — 10.9%
AECOM ........................... 952 80,749
Allegion plc ........................ 699 101,558
Allison Transmission Holdings Inc ......... 275 32,191
AMETEK Inc ....................... 4,595 984,984
Apogee Enterprises Inc ................ 1,234 41,388
Argan Inc ......................... 393 214,047
Armstrong World Industries Inc ........... 377 62,130
ATI Inc
(1)
.......................... 830 120,732
Atkore Inc ......................... 3,499 206,126
AZZ Inc .......................... 98 12,263
Bloom Energy Corp
(1)
.................. 777 105,276
Blue Bird Corp
(1)
..................... 6,916 392,760
Boise Cascade Co ................... 883 66,976
BWX Technologies Inc ................. 4,092 836,773
Carpenter Technology Corp ............. 406 160,025
Caterpillar Inc ...................... 933 660,993
CH Robinson Worldwide Inc ............. 833 138,336
Comfort Systems USA Inc .............. 968 1,334,862
Cummins Inc ....................... 1,156 621,951
Delta Air Lines Inc ................... 13,752 914,233
Eaton Corp PLC ..................... 1,118 399,875
EnerSys .......................... 2,951 512,648
Equifax Inc ........................ 4,258 766,738
FedEx Corp ........................ 1,860 662,495
Fluor Corp
(1)
........................ 4,153 193,737
FTAI Aviation Ltd .................... 74 18,130
GE Vernova Inc ..................... 1,352 1,180,161
General Dynamics Corp ................ 6,469 2,220,290
Greenbrier Cos Inc/The ................ 1,026 54,019
Hubbell Inc ........................ 1,624 796,962
Huntington Ingalls Industries Inc .......... 1,587 602,901
IBEX Holdings Ltd
(1)
................... 15,955 427,913
IDEX Corp ......................... 515 97,618
Innodata Inc
(1)
...................... 4,438 171,396
Johnson Controls International plc ......... 788 103,189
Kforce Inc ......................... 2,557 74,767
Kratos Defense & Security Solutions Inc
(1)
.... 996 70,228
Leonardo DRS Inc ................... 7,655 340,801
Lincoln Electric Holdings Inc ............. 1,520 378,602
Liquidity Services I
(1)
.................. 3,175 97,060
Lockheed Martin Corp ................. 1,600 967,024
Mueller Industries Inc ................. 4,063 450,180
MYR Group Inc
(1)
.................... 1,172 330,879
Nextpower Inc
(1)
..................... 1,500 180,825
Northrop Grumman Corp ............... 1,560 1,064,294
NuScale Power Corp
(1)
................. 7,389 80,097
Omega Flex Inc ..................... 482 14,961
PACCAR Inc ........................ 4,912 567,336
Power Solutions International Inc
(1)
........ 1,345 81,884
Primoris Services Corp ................ 3,500 500,640

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Quad/Graphics Inc ................... 2,461 16,267
Resolute Holdings Management Inc
(1)
....... 118 19,151
Rocket Lab Corp
(1)
................... 2,276 146,165
Rockwell Automation Inc ............... 1,239 444,652
Ryder System Inc .................... 73 14,944
Sensata Technologies Holding PLC ........ 3,274 115,310
SkyWest Inc
(1)
...................... 3,891 357,311
Southwest Airlines Co ................. 4,801 180,374
Stanley Black & Decker Inc ............. 1,863 132,385
Toro Co/The ....................... 87 8,129
Trane Technologies PLC ................ 168 70,012
UFP Industries Inc ................... 1,723 158,723
United Airlines Holdings Inc
(1)
............ 14,244 1,311,445
United Rentals Inc ................... 954 695,046
V2X, Inc.
(1)
......................... 6,091 417,234
Valmont Industries Inc ................. 260 103,888
Vicor Corp
(1)
........................ 104 16,744
Wabash National Corp ................. 9,524 82,097
Willdan Group Inc
(1)
................... 1,868 143,014
WW Grainger Inc .................... 105 114,535
25,043,429
Information Technology — 22.2%
Advanced Micro Devices Inc
(1)
........... 2,692 547,634
Amkor Technology Inc ................. 10,792 485,964
Amphenol Corp ..................... 5,413 683,933
Apple Inc ......................... 45,138 11,455,573
Applied Materials Inc ................. 3,476 1,188,062
ASGN Inc
(1)
........................ 6,294 243,641
Avnet Inc ......................... 2,361 145,485
Broadcom Inc ...................... 12,182 3,770,451
Calix Inc
(1)
......................... 152 7,446
CDW Corp/DE ...................... 80 9,682
Cirrus Logic Inc
(1)
.................... 512 74,045
Cisco Systems Inc ................... 9,514 738,191
Clear Secure Inc .................... 1,796 86,944
Cognex Corp ....................... 1,855 90,876
Consensus Cloud Solutions Inc
(1)
.......... 14,856 352,681
Corning Inc ........................ 1,663 226,118
Credo Technology Group Holding Ltd
(1)
...... 1,825 171,313
Digital Turbine Inc
(1)
.................. 4,282 12,332
Dropbox Inc
(1)
...................... 19,498 442,995
DXC Technology Co
(1)
................. 18,898 237,548
Everpure Inc
(1)
...................... 2,784 164,367
Evolv Technologies Holdings Inc
(1)
......... 3,421 20,697
First Solar Inc
(1)
..................... 340 67,068
Freshworks Inc
(1)
.................... 6,156 49,433
Hut 8 Corp
(1)
....................... 7,215 338,456
Ingram Micro Holding ................. 245 5,711
INSIGHT ENTERPRISES
(1)
............... 1,747 117,066
Intel Corp
(1)
........................ 696 30,714
Intuit Inc .......................... 568 245,592
KLA Corp ......................... 183 269,451
Lam Research Corp .................. 1,267 270,707
LiveRamp Holdings Inc
(1)
............... 4,804 127,402
Manhattan Associates Inc
(1)
............. 54 7,188
Micron Technology Inc ................ 3,674 1,241,224
Microsoft Corp ...................... 25,722 9,521,513
MongoDB Inc
(1)
..................... 323 79,061
Monolithic Power Systems Inc ........... 54 59,041
nLight Inc
(1)
........................ 106 6,044
NVIDIA Corp ....................... 70,038 12,214,627
OneSpan Inc ....................... 30,602 322,239
Ooma Inc
(1)
........................ 3,359 48,873
Oracle Corp ........................ 6,419 944,299
Pagaya Technologies Ltd
(1)
.............. 7,080 82,482
Photronics Inc
(1)
..................... 11,158 450,895
QUALCOMM Inc ..................... 11,209 1,443,495
RingCentral Inc ..................... 732 27,223
Sandisk Corp/DE
(1)
................... 164 104,196
SCANSOURCE INC
(1)
.................. 8,706 316,028
Skyworks Solutions Inc ................ 7,744 414,691
TD SYNNEX Corp .................... 1,615 272,467
Teledyne Technologies Inc
(1)
............. 45 27,225
Teradata Corp
(1)
..................... 1,694 43,417
Teradyne Inc ....................... 302 89,531
Texas Instruments Inc ................. 9,985 1,938,488
TTM Technologies Inc
(1)
................ 2,503 243,842
Ubiquiti Inc ........................ 388 306,633
Ultra Clean Holdings Inc
(1)
.............. 3,136 194,996
VeriSign Inc ........................ 463 114,991
Viant Technology Inc
(1)
................. 8,617 96,510
Viasat Inc
(1)
........................ 4,548 208,298
Vistance Networks ................... 709 12,904
Western Digital Corp .................. 1,122 303,490
Zebra Technologies Corp
(1)
.............. 579 121,057
53,934,546
Materials — 2.5%
Alcoa Corp ........................ 5,754 381,663
Anglogold Ashanti Plc ................. 2,149 209,227
Balchem Corp ...................... 693 117,450
Caledonia Mining Corp PLC ............. 1,151 26,001
Century Aluminum Co
(1)
................ 2,166 127,123
CF Industries Holdings Inc .............. 1,400 181,776
Coeur Mining Inc
(1)
................... 7,808 146,556
Commercial Metals Co ................ 97 5,959
Compass Minerals International Inc
(1)
....... 3,001 70,073
Contango Silver & Gold Inc
(1)
............. 1,095 20,531
Core Molding Technologies Inc
(1)
.......... 1,201 26,902
Critical Metals Corp
(1)
................. 2,862 22,724
Crown Holdings Inc .................. 5,624 563,806
Ecolab Inc ......................... 648 172,381
Freeport-McMoRan Inc ................ 7,675 451,137
Hecla Mining Co ..................... 3,620 67,441
Idaho Strategic Resources Inc
(1)
.......... 2,512 80,685
Ingevity Corp
(1)
...................... 561 39,960
Innospec Inc ....................... 438 31,983

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Kaiser Aluminum Corp ................. 3,345 403,106
Louisiana-Pacific Corp ................ 594 43,213
Materion Corp ...................... 1,021 147,688
Newmont Corp ..................... 10,426 1,128,615
NioCorp Developments Ltd
(1)
............ 5,285 23,571
Reliance Inc ....................... 2,381 723,634
Southern Copper Corp ................. 190 32,691
SSR Mining Inc
(1)
.................... 3,215 94,521
Steel Dynamics Inc ................... 1,817 327,060
United States Antimony Corp
(1)
........... 6,105 53,297
United States Lime & Minerals Inc ......... 821 107,231
Warrior Met Coal Inc .................. 319 29,715
5,857,720
Real Estate — 3.2%
CBL & Associates Properties Inc .......... 21,372 821,326
Chatham Lodging Trust ................ 6,031 47,464
CoStar Group Inc
(1)
................... 5,391 217,473
Jones Lang LaSalle Inc
(1)
............... 2,631 800,666
Kite Realty Group Trust ................ 23,888 586,450
NET Lease Office Properties ............. 38,347 441,757
Orion Properties Inc .................. 39,876 85,733
RE/MAX Holdings Inc
(1)
................ 31,707 182,632
Rexford Industrial Realty Inc ............. 8,703 284,849
Simon Property Group Inc .............. 11,211 2,091,188
Sun Communities Inc ................. 17,883 2,252,543
7,812,081
Utilities — 1.1%
American Electric Power Co Inc .......... 339 44,436
American States Water Co .............. 2,038 154,114
Consolidated Edison Inc ............... 3,665 414,805
Consolidated Water Co Ltd .............. 2,749 91,047
Edison International .................. 703 51,446
Eversource Energy ................... 4,303 298,112
FirstEnergy Corp .................... 2,036 103,144
Hallador Energy Co
(1)
.................. 3,927 63,932
National Fuel Gas Co .................. 4,598 432,028
NextEra Energy Inc ................... 4,935 458,363
NRG Energy Inc ..................... 367 53,633
Portland General Electric Co ............. 3,213 169,550
Southwest Gas Holdings Inc ............. 6,303 547,731
2,882,341
Total Common Stocks - Long
(Cost $ 163,008,476 ) ................ 211,645,533
Money Market Registered Investment Companies — 11 .3%
Meeder Government Money Market Fund ,
3.56%
(3)
........................ 27,213,737 27,213,737
Total Money Market Registered Investment
Companies
(Cost $ 27,213,737 ) ................. 27,213,737
Short Positions
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Short — - 19 .7%
Communication Services — -0.3%
Cogent Communications Holdings Inc ...... (1,338) (25,208)
Gogo Inc
(1)
......................... (3,185) (12,804)
Liberty Media Corp-Liberty Formula One
(1)
... (8,109) (689,427)
(727,439)
Consumer Discretionary — -1.3%
America's Car-Mart Inc/TX
(1)
............. (2,462) (31,341)
Choice Hotels International Inc ........... (83) (8,590)
Coupang Inc
(1)
...................... (7,451) (140,675)
DoorDash Inc
(1)
..................... (436) (65,465)
Dream Finders Homes Inc
(1)
............. (15,057) (209,593)
GameStop Corp
(1)
.................... (53,489) (1,232,387)
Genius Sports Ltd
(1)
................... (8,823) (39,086)
Hilton Grand Vacations Inc
(1)
............. (12,366) (483,758)
Kura Sushi USA Inc
(1)
.................. (1,918) (133,857)
Legacy Housing Corp
(1)
................ (11,876) (242,627)
Marriott Vacations Worldwide Corp ........ (2,685) (174,847)
McGraw Hill Inc
(1)
.................... (5,044) (69,103)
RCI Hospitality Holdings Inc ............. (298) (6,797)
Six Flags Entertainment Corp
(1)
........... (2,081) (36,938)
Steven Madden Ltd .................. (9,902) (335,876)
Under Armour Inc Class A
(1)
............. (13,571) (80,205)
Vail Resorts Inc ..................... (322) (41,319)
(3,332,464)
Consumer Staples — -1.0%
Brown-Forman Corp
(1)
................. (31,758) (839,682)
Celsius Holdings Inc
(1)
................. (1,923) (68,228)
Chefs' Warehouse Inc/The
(1)
............. (3,639) (216,339)
FitLife Brands Inc
(1)
................... (1,497) (21,257)
Kimberly-Clark Corp .................. (8,545) (824,336)
Limoneira Co ....................... (20,430) (274,171)
Vita Coco Co Inc/The
(1)
................. (6,123) (293,353)
Vital Farms, Inc.
(1)
.................... (4,017) (56,720)
Westrock Coffee Co
(1)
................. (3,200) (13,600)
(2,607,686)
Energy — -0.3%
Centrus Energy Corp
(1)
................. (1,260) (218,723)
Texas Pacific Land Corp ............... (820) (389,139)
(607,862)
Financials — -5.7%
Baldwin Insurance Group Inc/The
(1)
........ (1,687) (37,013)
Bank of Marin Bancorp ................ (56,476) (1,447,480)
Brookfield Asset Management Ltd ......... (28,377) (1,261,358)
Brown & Brown Inc .................. (11,629) (758,327)

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Bullish
(1)
.......................... (2,793) (99,794)
Carlyle Group Inc/The ................. (6,201) (300,066)
Coinbase Global Inc
(1)
................. (1,444) (252,137)
Eagle Bancorp Inc ................... (14,998) (373,000)
Esquire Financial Holdings Inc ........... (53) (5,698)
First Internet Bancorp ................. (14,358) (292,616)
First Western Financ
(1)
................. (27,654) (679,735)
Flagstar Bank NA .................... (32,682) (430,422)
Gbank Financial Hold
(1)
................ (11,002) (294,414)
Glacier Bancorp Inc .................. (23,004) (1,027,589)
Hippo Holdings Inc
(1)
.................. (1,451) (37,813)
Live Oak Bancshares Inc ............... (29,911) (989,157)
MBIA Inc
(1)
......................... (12,018) (71,026)
Navient Corp. ...................... (29,315) (239,797)
NI Holdings Inc
(1)
.................... (7,013) (90,398)
OceanFirst Financial Corp .............. (3,198) (57,692)
Orchid Island Capital Inc ............... (94,597) (665,017)
Preferred Bank/Los Angeles CA .......... (6,940) (629,389)
Ready Capital Corp ................... (69,376) (112,389)
Renasant Corp ...................... (19,589) (707,751)
Ryan Specialty Holdings Inc ............. (3,921) (132,295)
ServisFirst Bancshares Inc .............. (3,491) (254,250)
Tradeweb Markets Inc ................. (12,020) (1,414,273)
Triumph Financial Inc
(1)
................ (15,452) (921,866)
Upstart Holdings Inc
(1)
................. (12,951) (332,193)
(13,914,955)
Health Care — -1.0%
Azenta Inc
(1)
....................... (861) (18,193)
Baxter International Inc ................ (46,280) (777,504)
Beta Bionics, Inc
(1)
................... (1,563) (15,661)
Capricor Therapeutic
(1)
................ (2,890) (87,856)
Ceribell Inc
(1)
....................... (5,487) (100,577)
Hims & Hers Health Inc
(1)
............... (5,425) (112,623)
KalVista Pharmaceuti
(1)
................ (3,960) (79,715)
Ocular Therapeutix Inc
(1)
............... (3,198) (27,087)
OMEROS CORP
(1)
.................... (493) (5,206)
OrthoPediatrics Corp
(1)
................. (2,003) (31,788)
PROCEPT BioRobotics Corp
(1)
............ (6,338) (158,513)
Rapport Therapeutics Inc
(1)
.............. (4,733) (148,096)
RxSight Inc
(1)
....................... (10,268) (63,251)
Summit Therapeutics Inc
(1)
.............. (9,835) (186,472)
Surgery Partners Inc
(1)
................. (15,462) (184,307)
Tandem Diabetes Care Inc
(1)
............. (894) (17,138)
Tempus AI Inc
(1)
..................... (5,460) (246,901)
Ultragenyx Pharmaceutical Inc
(1)
.......... (7,156) (149,918)
(2,410,806)
Industrials — -4.0%
AAON Inc ......................... (9,807) (811,529)
AeroVironment Inc
(1)
.................. (1,446) (264,690)
Alta Equipment Group ................. (1,571) (8,436)
Avis Budget Group Inc
(1)
................ (1,278) (186,396)
Boeing Co/The
(1)
..................... (4,147) (825,377)
Casella Waste Systems Inc
(1)
............ (12,599) (999,605)
CSW Industrials Inc .................. (4,612) (1,201,795)
First Advantage Corp
(1)
................ (21,595) (253,957)
Hyster-Yale Inc ..................... (6,534) (212,420)
Kadant Inc ........................ (3,014) (881,143)
Mayville Engineering
(1)
................. (14,049) (252,180)
Montrose Environmental Group Inc
(1)
....... (2,878) (62,999)
NOW Inc
(1)
......................... (34,709) (413,384)
Paychex Inc ....................... (9,200) (847,504)
Perma-Fix Environmental Services Inc
(1)
..... (10,255) (109,626)
QXO Inc
(1)
......................... (33,650) (653,483)
RXO Inc
(1)
......................... (24,588) (359,477)
Tennant Co ........................ (5,132) (340,765)
TIC Solutions Inc
(1)
................... (11,311) (74,426)
Titan International Inc
(1)
................ (41,998) (290,206)
Transcat Inc
(1)
...................... (1,532) (112,525)
Vestis Corp
(1)
....................... (15,267) (119,999)
Watsco Inc ........................ (27) (9,822)
Xometry Inc
(1)
...................... (1,998) (81,598)
(9,373,342)
Information Technology — -1.4%
Aehr Test Syst
(1)
..................... (1,859) (68,932)
Alkami Technology Inc
(1)
............... (6,706) (105,083)
Cohu Inc
(1)
......................... (47,713) (1,460,972)
Commvault Systems Inc
(1)
.............. (5,611) (437,041)
I3 Verticals Inc
(1)
..................... (6,867) (153,546)
Impinj Inc
(1)
........................ (1,730) (177,671)
IonQ Inc
(1)
......................... (4,166) (120,106)
Life360 Inc
(1)
....................... (8,336) (340,276)
NextNav Inc
(1)
...................... (5,464) (87,533)
Rubrik Inc
(1)
........................ (3,435) (168,212)
Samsara Inc
(1)
...................... (1,881) (59,609)
Zscaler Inc
(1)
....................... (721) (101,149)
(3,280,130)
Materials — -0.9%
Amcor Plc ......................... (7,836) (311,481)
FMC Corp ......................... (2,176) (37,471)
Hawkins Inc ....................... (710) (109,056)
International Paper Co ................. (9,003) (321,407)
James Hardie Industries PLC
(1)
........... (50,932) (964,652)
Knife River Corp
(1)
.................... (3,631) (296,471)
MP Materials Corp
(1)
.................. (5,780) (278,943)
(2,319,481)
Real Estate — -3.3%
Acadia Realty Trust ................... (74,603) (1,426,409)
BRT Apartments Corp ................. (8,294) (110,642)
Macerich Co/The .................... (10,077) (190,455)
Medical Properties Trust Inc ............. (10,135) (46,925)
NETSTREIT Corp .................... (82,381) (1,551,234)
Safehold Inc ....................... (39,193) (530,281)

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Seaport Entertainment Group Inc
(1)
........ (9,759) (209,623)
SL Green Realty Corp ................. (29,365) (1,084,743)
Smartstop Self Storage REIT Inc .......... (41,621) (1,260,284)
Stratus Properties I
(1)
.................. (1,543) (47,092)
UMH Properties Inc ................... (96,831) (1,397,271)
(7,854,959)
Utilities — -0.5%
Oklo Inc
(1)
......................... (2,953) (146,439)
Otter Tail Corp ...................... (5,431) (476,679)
Talen Energy Corp
(1)
.................. (1,387) (442,772)
(1,065,890)
Total Common Stocks - Short – - 19 .7%
(Proceeds Received $ (54,520,249) ) ...... (47,495,014)
Total Investments — Long — 98 .9%
(Cost $ 190,222,213 ) ................ 238,859,270
Other Assets less Liabilities — 20 .8% ...... 50,266,844
Total Net Assets — 100 .0% ............. 241,631,100
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 1,296 17,430
Meeder Conservative Allocation Fund - Retail
Class .......................... 381 9,127
Meeder Dynamic Allocation Fund - Retail Class 3,250 47,152
Meeder Muirfield Fund - Retail Class ....... 4,183 41,332
Total Trustee Deferred Compensation
(Cost $ 102,340 ) ................... 115,041
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
June 2026 ......... 196 6/18/26 28,430,780 (457,886)
Mini MSCI Emg Mkt Futures
- June 2026 ........ 109 6/18/26 7,927,570 (304,086)
Russell 2000 Futures Mini
June 2026 ......... 62 6/18/26 7,787,820 (22,552)
S&P 500 Mini Futures June
2026 ............ (52) 6/18/26 (17,083,950) (270,533)
S&P Mid Cap Futures EMini
June 2026 ......... (14) 6/18/26 (4,755,100) (87,384)
Total Futures Contracts .. 301 22,307,120 (1,142,441)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2026.
(4) Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.